UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Yield Fund
Portfolio of Investments (Unaudited)
September 30, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
INVESTMENT GRADE CORPORATE BONDS - 4.6%
Basic Industry - 2.9%
Georgia-Pacific LLC 6	7.38%	12/01/25	$1,000	$1,115,773
Westlake Chemical Corp. 6	6.63	01/15/16	625	631,250
Total Basic Industry
(Cost $1,689,555)				1,747,023
Energy - 0.0%
National Oilwell Varco Inc.
(Cost $6,954)	6.13	08/15/15	7	7,166
Telecommunications - 1.7%
Qwest Corp. 6
(Cost $978,576)	6.88	09/15/33	1,100	1,039,500
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $2,675,085)				2,793,689
HIGH YIELD CORPORATE BONDS - 135.9%
Banking - 0.0%
GMAC LLC
(Cost $7,451)	6.75	12/01/14	8	7,270
Basic Industry - 17.9%
AK Steel Corp. 6	7.63	05/15/20	1,005	880,631
Associated Materials LLC 6	9.13	11/01/17	1,000	810,000
Cascades Inc. 3,6	7.75	12/15/17	1,000	950,000
Hexion US Finance Corp./Hexion Novia Scotia Finance ULC 6	8.88	02/01/18	1,000	825,000
Huntsman International LLC 6	8.63	03/15/21	1,000	957,500
Mercer International Inc.	9.50	12/01/17	700	687,750
Ply Gem Industries Inc.	8.25	02/15/18	1,000	815,000
Polymer Group, Inc. 1,5	7.75	02/01/19	1,000	997,500
Steel Dynamics Inc.	7.63	03/15/20	850	848,938
Tembec Industries Inc. 3,6	11.25	12/15/18	1,000	955,000
Trimas Corp. 6	9.75	12/15/17	550	574,750
United States Steel Corp. 6	7.00	02/01/18	1,000	900,000
Xerium Technologies, Inc. 1,5	8.88	06/15/18	790	671,500
Total Basic Industry
(Cost $12,092,052)				10,873,569
Capital Goods - 6.8%
Berry Plastics Corp. 6	9.50	05/15/18	1,000	850,000
Bombardier Inc. 1,3,5	6.75	05/01/12	1	506
Crown Cork & Seal Co., Inc. 6	7.38	12/15/26	1,000	990,000
Owens-Illinois, Inc. 6	7.80	05/15/18	1,000	1,025,000
Terex Corp. 6	8.00	11/15/17	500	442,500
USG Corp. 6	7.75	01/15/18	1,000	803,750
Total Capital Goods
(Cost $4,401,394)				4,111,756
Consumer Cyclical - 17.8%
ACE Hardware Corp. 1,5,6	9.13	06/01/16	850	881,875
American Axle & Manufacturing Inc. 6	7.88	03/01/17	1,000	940,000
ArvinMeritor Inc.	8.75	03/01/12	1	500
DineEquity, Inc. 6	9.50	10/30/18	1,000	992,500
Ford Motor Co. 6	6.50	08/01/18	1,000	1,044,767
Levi Strauss & Co. 6	7.63	05/15/20	1,000	930,000
Limited Brands Inc.	7.60	07/15/37	1,000	960,000
McJunkin Red Man Corp.	9.50	12/15/16	1,000	915,000
MTR Gaming Group, Inc. 1,5	11.50	08/01/19	315	252,788
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 6	8.88	03/15/18	1,000	990,000
Phillips-Van Heusen Corp. 6	7.38	05/15/20	1,000	1,042,500
Pittsburgh Glass Works LLC 1,5	8.50	04/15/16	235	216,200
Quiksilver Inc.	6.88	04/15/15	8	6,675
Sealy Mattress Co.	8.25	06/15/14	1	471
Tenneco Inc. 6	6.88	12/15/20	1,000	970,000
The Neiman Marcus Group Inc. 6	10.38	10/15/15	500	505,000
Visteon Corp. 1,5	6.75	04/15/19	155	139,500
Total Consumer Cyclical
(Cost $10,972,936)				10,787,776

Helios High Yield Fund
Portfolio of Investments (Unaudited)
September 30, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Consumer Non-Cyclical - 20.4%
ACCO Brands Corp. 6	10.63%	03/15/15	$1,000	$1,075,000
American Reprographics Co. 6	10.50	12/15/16	1,000	900,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 6	9.63	03/15/18	1,000	990,000
B&G Foods, Inc. 6	7.63	01/15/18	1,000	1,032,500
C&S Group Enterprises LLC 1,5,6	8.38	05/01/17	1,000	1,005,000
Deluxe Corp. 6	7.38	06/01/15	1,000	990,000
FTI Consulting Inc.	7.75	10/01/16	500	511,250
Hertz Corp.	8.88	01/01/14	1	927
Iron Mountain Inc. 6	8.38	08/15/21	1,000	1,020,000
Iron Mountain Inc.	8.75	07/15/18	500	510,000
Reynolds Group Issuer LLC 1,5,6	9.00	04/15/19	1,110	943,500
Rite-Aid Corp. 6	8.63	03/01/15	425	377,188
Rite-Aid Corp. 6	9.75	06/12/16	425	448,375
RSC Equipment Rental, Inc./RSC Holdings III, LLC 6	10.25	11/15/19	675	661,500
Service Corp. International	6.75	04/01/16	975	999,375
Smithfield Foods, Inc.	7.75	05/15/13	1	516
United Rentals North America, Inc. 6	8.38	09/15/20	1,000	917,500
Total Consumer Non-Cyclical
(Cost $12,816,405)				12,382,631
Energy - 22.4%
Arch Coal Inc. 6	8.75	08/01/16	1,000	1,060,000
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 6	8.63	10/15/20	1,000	980,000
Calfrac Holdings LP 1,5,6	7.50	12/01/20	1,000	945,000
Chaparral Energy Inc. 6	8.88	02/01/17	1,000	970,000
Consol Energy Inc. 6	8.25	04/01/20	1,100	1,157,750
Crosstex Energy LP/Crosstex Energy Finance Corp. 6	8.88	02/15/18	1,000	1,025,000
Dynegy Holdings LLC	8.38	05/01/16	8	4,538
Encore Acquisition Co. 7	6.00	07/15/15	1	495
EV Energy Partners L.P./EV Energy Finance Corp. 1,5	8.00	04/15/19	315	303,975
Frac Tech Services LLC/Frac Tech Finance, Inc. 1,5,6	7.13	11/15/18	1,000	1,015,000
Frontier Oil Corp.	8.50	09/15/16	850	903,125
GMX Resources Inc. 1,5,6	11.38	02/15/19	500	360,000
Hercules Offshore, Inc. 1,5,6	10.50	10/15/17	425	401,625
Hilcorp Energy I LP/Hilcorp Finance Co. 1,5	8.00	02/15/20	850	864,875
Key Energy Services Inc.	6.75	03/01/21	525	505,312
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	850	875,500
Precision Drilling Corp. 3	6.63	11/15/20	375	365,625
The Williams Companies, Inc.	8.13	03/15/12	1	512
Trinidad Drilling LTD 1,3,5,6	7.88	01/15/19	620	616,900
Venoco, Inc.	8.88	02/15/19	1,000	860,000
W&T Offshore, Inc. 1,5	8.50	06/15/19	365	354,050
Total Energy
(Cost $14,043,003)				13,569,282
Finance & Investment - 3.7%
Ford Motor Credit Company LLC	7.00	10/01/13	1	525
Ineos Finance PLC 1,3,5	9.00	05/15/15	525	498,750
Marina District Finance Co., Inc.	9.88	08/15/18	1,000	835,000
Masonite International Corp. 1,3,5	8.25	04/15/21	1,000	902,500
Motors Liquidation Co. 6	8.38	07/15/33	2,500	18,750
Total Finance & Investment
(Cost $2,522,016)				2,255,525
Media - 7.1%
Cablevision Systems Corp. 6	8.63	09/15/17	1,000	1,041,250
CCO Holdings LLC/Cap Corp.	7.25	10/30/17	250	250,000
CCO Holdings LLC/Cap Corp.	8.13	04/30/20	835	868,400
Charter Communications Operating LLC 1,5	8.00	04/30/12	8	7,613
Insight Communications, Inc. 1,5,6	9.38	07/15/18	1,000	1,120,000
Liberty Media LLC	5.70	05/15/13	1	509
LIN Television Corp.	6.50	05/15/13	8	7,312
Mediacom LLC/Mediacom Capital Corp. 6	9.13	08/15/19	1,025	1,019,875
Total Media
(Cost $4,291,223)				4,314,959

Helios High Yield Fund
Portfolio of Investments (Unaudited)
September 30, 2011
			Principal
	Interest		Amount		Value
	Rate	Maturity	(000s	)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Services Cyclical - 15.4%
AMC Entertainment Inc. 6	8.75%	06/01/19	$1,000		$982,500
Beazer Homes USA, Inc. 6	9.13	06/15/18	425		261,375
CityCenter Holdings LLC/CityCenter Finance Corp. 1,5,6	7.63	01/15/16	1,000		940,000
Easton-Bell Sports Inc. 6	9.75	12/01/16	1,000		1,045,000
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 6	11.25	06/01/17	1,000		1,008,750
Hovnanian Enterprises Inc. 6	10.63	10/15/16	1,000		750,000
MGM Mirage 6	5.88	02/27/14	1,001		912,956
MGM Mirage 6	10.38	05/15/14	425		463,781
Mohegan Tribal Gaming Authority	7.13	08/15/14	1		250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5	8.88	04/15/17	1,000		915,000
PulteGroup, Inc. 6	6.38	05/15/33	1,000		695,000
Royal Caribbean Cruises Limited 3	7.25	06/15/16	500		506,250
Standard Pacific Corp. 6	8.38	05/15/18	1,000		850,000
Starwood Hotels & Resorts Worldwide Inc.	7.88	05/01/12	1		510
Total Services Cyclical
(Cost $10,234,994)					9,331,372
Services Non-Cyclical - 2.8%
Fresenius Medical Care US Finance, Inc.	6.88	07/15/17	500		515,000
HCA, Inc.	8.00	10/01/18	700		683,375
Health Management Associates Inc.	6.13	04/15/16	500		491,250
Total Services Non-Cyclical
(Cost $1,655,557)					1,689,625
Technology & Electronics - 4.8%
Coleman Cable Inc. 6	9.00	02/15/18	1,010		984,750
First Data Corp. 1,5,6	8.25	01/15/21	1,000		790,000
First Data Corp.	9.88	09/24/15	101		84,588
Freescale Semiconductor, Inc. 1,5,6	9.25	04/15/18	1,000		1,027,500
Unisys Corp.	8.00	10/15/12	8		7,678
Total Technology & Electronics
(Cost $3,085,864)					2,894,516
Telecommunications - 13.4%
Cincinnati Bell Inc. 6	8.25	10/15/17	325		315,250
Cincinnati Bell Inc. 6	8.38	10/15/20	975		906,750
Citizens Communications Corp.	6.25	01/15/13	1		501
Citizens Communications Corp.	7.13	03/15/19	1,250		1,190,625
Clear Channel Communications Inc. 6	9.00	03/01/21	1,000		742,500
Global Crossing Ltd. 3,6	12.00	09/15/15	1,000		1,133,750
inVentiv Health, Inc. 1,5	10.00	08/15/18	390		343,200
Nextel Communications Inc.	7.38	08/01/15	850		805,375
PAETEC Holding Corp.	9.50	07/15/15	500		520,000
PAETEC Holding Corp.	9.88	12/01/18	500		523,750
Sprint Capital Corp.	8.75	03/15/32	450		390,938
Windstream Corp. 6	7.00	03/15/19	1,275		1,224,000
Total Telecommunications
(Cost $8,538,597)					8,096,639
Utility - 3.4%
Calpine Corp. 1,5,6	7.25	10/15/17	1,000		965,000
CMS Energy Corp.	6.30	02/01/12	2		2,540
Edison Mission Energy	7.00	05/15/17	425		252,875
NRG Energy Inc.	8.50	06/15/19	850		820,250
Total Utility
(Cost $2,182,499)					2,040,665
Total HIGH YIELD CORPORATE BONDS
(Cost $86,843,991)					82,355,585
STRUCTURED NOTE - 0.1%
Special Purpose Entity - 0.1%
Trains HY-1-2006 1,2,5
(Cost $46,060)	7.12	05/01/16	46		45,159
TERM LOANS - 0.5%
Texas Competitive Electric Holdings LLC 2, 5	4.73	10/10/17	208		138,437
Texas Competitive Electric Holdings LLC 2, 5	4.77	10/10/17	221		147,247
Total TERM LOANS
(Cost $370,500)					285,684

Helios High Yield Fund
Portfolio of Investments (Unaudited)
September 30, 2011
			Value
		Shares	(Note 2)
COMMON STOCKS - 0.3%
Consumer Discretionary - 0.3%
General Motors Company 4
(Cost $419,419)		9,966	$201,114
Consumer Non-Cyclical - 0.0%
Dex One Corp. 4
(Cost $19,639)		65	36
Total COMMON STOCKS
(Cost $439,058)			201,150
WARRANTS - 0.3%
Consumer Discretionary - 0.3%
General Motors Company 4
Expiration: July 2016
Exercise Price: $10.00		9	105,458
General Motors Company 4
Expiration: July 2019
Exercise Price: $18.33		9	71,846
Total Consumer Discretionary
(Cost $480,581)			177,304
Total WARRANTS
(Cost $480,581)			177,304

SHORT TERM INVESTMENT - 4.9%
AIM Liquid Assets, Institutional Class 2
(Cost $2,970,210)	0.10%	2,970,210	2,970,210
Total Investments - 146.6%
(Cost $93,825,485)			88,828,781
Liabilities in Excess of Other Assets - (46.6)%			(28,232,650)
NET ASSETS - 100.0%			$60,596,131

Helios High Yield Fund
Portfolio of Investments (Unaudited)
September 30, 2011

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the total value of all such investments was $17,524,516 or 28.92% of net assets.
2	- Variable Rate Security - Interest rate shown is the rate in effect as of September 30, 2011.
3	- Foreign security or a U.S. security of a foreign company.
4	- Non-income producing security.
5	- Private Placement.
6	- Portion of entire principal amount pledged as collateral for credit facility.
7	- Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2011, the total value of all such securities was $495 or less than 0.00% of net assets.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Trustees. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Structured Note	Term Loans	Common Stocks	Warrants	Short Term Investments	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$201,150	$177,304	$2,970,210	$3,348,664
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,793,689	59,757,280	-	-	-	-	-	62,550,969
Level 3 - Significant Unobservable Inputs	-	22,597,945	45,519	285,684	-	-	-	22,929,148
Total	$2,793,689	$82,355,225	$45,519	$285,684	$201,150	$177,304	$2,970,210	$88,828,781

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Structured Note	Term Loans	Total
Balance at June 30, 2011	$32,882,723	$52,011	$335,448	$33,270,182
Accrued Discounts (Premium)	8,717	-	1,912	10,629
Realized Gain/(Loss)	(104,672)	-	-	(104,672)
Change in Unrealized Appreciation (Depreciation)	(3,138,434)	(765)	(51,676)	(3,190,875)
Purchases at Cost	1,211,081	-	-	1,211,081
Sales Proceeds	(882,720)	(5,727)	-	(888,447)
Transfers into Level 3	1,097,500	-	-	1,097,500(a)
Transfers out of Level 3	(8,476,250)	-	-	(8,476,250)(a)
Balance at September 30, 2011	$22,597,945	$45,519	$285,684	$22,929,148
Change in unrealized gains or losses relating to assets still held at reporting date	$ (2,002,421)	$ (765)	$ (51,676)	$(2,054,862)

(a) Transferred due to increase of observable market data for these securities.

During the quarter ended September 30, 2011, there were transfers from Level 2 to Level 3 of $1,097,500. The transfers were due to a decrease in observable market data for these securities.

Credit Facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding. For the period ended September 30, 2011, the average interest rate paid under the line of credit was 1.10%.

Helios High Yield Fund
Total line of credit available	34,000,000
Line of credit outstanding at September 30, 2011	29,400,000
Line of credit amount unused at September 30, 2011	4,600,000
Average balance outstanding during the period	29,400,000
Interest expense incurred on line of credit during the period	91,834

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2011 was as follows: cost of investments $93,826,110.  Net unrealized depreciation was $4,997,329 (gross unrealized appreciation - $979,310; gross unrealized depreciation - $5,976,639).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Yield Fund

By (Signature and Title)/s/Kim G. Redding
                                           Kim G. Redding
                                           Principal Executive Officer

Date 11/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Kim G. Redding
                                              Kim G. Redding
                                              Principal Executive Officer

Date 11/18/11

By (Signature and Title)*/s/Steven M. Pires
                                             Steven M. Pires
                                             Treasurer and Principal Financial Officer

Date 11/18/11

* Print the name and title of each signing officer under his or her signature.